Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) $ in Thousands		Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Intangible Assets, Net [Line Items]
Total original costs		¥ 245,294,000		¥ 245,430,000
Less: accumulated amortization		(22,731,000)		(11,491,000)
Currency translation difference		(7,477,000)		126
Net book value		215,086,000	$ 31,700	234,065,000
Artificial Intelligence Technology [Member]
Schedule of Intangible Assets, Net [Line Items]
Total original costs	[1]	241,228,000		241,228
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Total original costs		3,245,000		3,245,000
Membership [Member]
Schedule of Intangible Assets, Net [Line Items]
Total original costs		¥ 821,000		¥ 957,000

[1]	On September 29, 2025, the Company entered into an asset purchase agreement with a company incorporated in the British Virgin Island relating to the purchase of certain artificial intelligence technology in order to enhance our SaaS solutions. The purchase price for the acquired intangible asset was US$34,320.